Consolidated Effective Tax Rate Differed from Statutory Rate (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule of Deferred Income Tax Assets and Liabilities [Line Items]
Taxes at Irish statutory rate of 12.5% (2011:12.5%; 2012: 12.5%)	$ 8,401	$ 3,625	$ 11,590
Foreign and other income taxed at higher/(reduced) rates	7,873	5,373	(4,765)
Research & development tax incentives	(4,954)	(6,341)	(1,927)
Movement in valuation allowance	1,557	4,362	822
Prior year over provision in respect of foreign taxes	(678)	(83)	(285)
Effects of permanent items	(26)	(615)	97
Other	(372)	(206)	121
Provision for income taxes	$ 11,801	$ 6,115	$ 5,653